Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Taxable income	8.25%	8.25%
Assessable profits (in Dollars)		$ 2
Provision for income taxes
Income tax provision	8,973		24,525
Net operating loss carry forward	20,350,289
Increase in valuation allowance	$ 61,062		$ 23,967	$ 310,419
Gujia [Member]
Income Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%
Preferential income tax rate	5.00%	5.00%	5.00%	5.00%
Hong Kong [Member]
Income Taxes [Line Items]
Taxable income	16.50%	16.50%
Assessable profits (in Dollars)		$ 2
Percentage of tax	16.50%	16.50%
United States [Member]
Income Taxes [Line Items]
Income tax provision	$ 8,973
Term of federal and state tax returns	3 years
Net operating loss carry forward	$ 1,493,464